TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 401
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
By letter dated December 12, 2017, the IRS determined that the Plan and the Trust met the qualification requirements set forth in Sections 401(a) and 501(a) of the IRC. The Plan has been subsequently amended since the determination, but the Plan's management believes the Plan remains in compliance with the applicable requirements of the IRC.
U.S. GAAP requires the Plan’s management to evaluate tax positions taken by the Plan and to recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan’s management has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no tax audits for any period in progress.